BUSINESS COMBINATION (Details 5) (USD $)	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Business Acquisition [Line Items]
Goodwill	$ 65,787,020	$ 27,588,883	$ 0
Concord [Member]
Business Acquisition [Line Items]
Cash and cash equivalents			11,597,787
Accounts receivable			8,325,504
Other receivables			486,028
Advances to suppliers			485,583
Inventories			536,125
Prepaid expenses			48,098
Property, plant and equipment			4,009,933
Intangible assets			1,957,253
Total identifiable assets acquired			27,446,311
Accounts payable			4,379,465
Deferred revenue			696,452
Accrued payroll and related expense			329,946
Income tax payable			2,284,070
Accrued liabilities			3,236,106
Deferred tax liabilities			553,432
Long-term bank loans			644,939
Total liabilities assumed			12,124,410
Net identifiable assets acquired			15,321,901
Goodwill			27,588,883
Net assets acquired			$ 42,910,784